Label	Element	Value
Virtus Duff & Phelps Real Estate Securities Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Duff & Phelps Real Estate Securities Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Virtus Duff & Phelps Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 29% of the average value of its portfolio.

Investments, Risks and Performance

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Series offers exposure to the equity real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. Generally, REITs are publicly-traded companies that manage portfolios of real estate to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The Series may invest in issuers of any capitalization. As of December 31, 2023, the total market capitalization range of the issuers in which the Series was invested was $3.2 billion to $123.2 billion. The Series concentrates its assets in the real estate industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Series concentrates its assets in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the Series invests. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Series.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted. Updated performance information is available at virtus.com or by calling 800-367-5877.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2021, Q4:	17.21%	Worst Quarter:	2020, Q1:	-22.85%	Year to Date (3/28/2024):	-1.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

	1 Year	5 Years	10 Years
Class I Shares	11.31%	8.84%	8.22%
Class A Shares	11.03%	8.55%	7.95%
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	15.40%	11.69%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)	13.73%	7.39%	7.65%

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified REITs, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange and the NASDAQ National Market System. The FTSE NAREIT Equity REITs Index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

Virtus Duff & Phelps Real Estate Securities Series | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Virtus Duff & Phelps Real Estate Securities Series | Equity Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Equity Securities Risk: The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Duff & Phelps Real Estate Securities Series | Real Estate Investment Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Real Estate Investment Risk: The Series may be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

Virtus Duff & Phelps Real Estate Securities Series | Industry/Sector Concentration Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Industry/Sector Concentration Risk: Events negatively affecting real estate related securities may cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in real estate related securities, the Series is more vulnerable to conditions that negatively affect real estate related securities as compared to a Series that does not concentrate holdings in such securities.

Virtus Duff & Phelps Real Estate Securities Series | Market Volatility Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Market Volatility Risk: The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series’ assets as intended.

Virtus Duff & Phelps Real Estate Securities Series | Equity Real Estate Investment Trust (REIT) Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Equity Real Estate Investment Trust (REIT) Securities Risk: The Series’ value may be negatively affected by factors specific to the real estate market such as interest rates, leverage, property, and management. The Series’ value may also be negatively affected by factors specific to investing through a pooled vehicle, such as poor management, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.

Virtus Duff & Phelps Real Estate Securities Series | Redemption Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

Virtus Duff & Phelps Real Estate Securities Series | FT Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FT Wilshire 5000 Index
1 Year	rr_AverageAnnualReturnYear01	26.10%
5 Years	rr_AverageAnnualReturnYear05	15.40%
10 Years	rr_AverageAnnualReturnYear10	11.69%
Virtus Duff & Phelps Real Estate Securities Series | FTSE Nareit Equity REITs Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE Nareit Equity REITs Index
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	7.39%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Virtus Duff & Phelps Real Estate Securities Series | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.17%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	$ 1,414
1 Year	rr_AverageAnnualReturnYear01	11.03%
5 Years	rr_AverageAnnualReturnYear05	8.55%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Virtus Duff & Phelps Real Estate Securities Series | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.92%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Series Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	$ 1,125
Annual Return 2014	rr_AnnualReturn2014	31.98%
Annual Return 2015	rr_AnnualReturn2015	2.62%
Annual Return 2016	rr_AnnualReturn2016	7.10%
Annual Return 2017	rr_AnnualReturn2017	6.25%
Annual Return 2018	rr_AnnualReturn2018	(6.36%)
Annual Return 2019	rr_AnnualReturn2019	27.78%
Annual Return 2020	rr_AnnualReturn2020	(1.33%)
Annual Return 2021	rr_AnnualReturn2021	46.87%
Annual Return 2022	rr_AnnualReturn2022	(25.90%)
Annual Return 2023	rr_AnnualReturn2023	11.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 28, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.13%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.85%)
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	8.84%
10 Years	rr_AverageAnnualReturnYear10	8.22%

[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares and 0.85% for Class I Shares through April 30, 2025. Prior to April 30, 2025, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.